UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited) Seligman Emerging Markets Fund January 31, 2006
	Shares	Value
Common Stocks 93.3%
Austria 2.0%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	19,688	$1,098,319
Erste Bank der Oesterreichischen Sparkassen (Rights)* (Commercial Banks)	12,211	-
IMMOEAST Immobilien Anlagen* (Real Estate)	90,923	972,306
		2,070,625
Brazil 10.2%
Banco Itau Holding Financeira (ADR) (Commercial Banks)	47,400	1,443,330
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) (Food and Staples Retailing)	27,300	1,027,299
Companhia de Concessoes Rodoviarias "CCR" (Transportation Infrastructure)	19,500	793,400
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	20,479	1,049,958
CPFL Energia (ADR) (Electric Utilities)	21,300	912,705
Gol Linhas Aereas Inteligentes (Airlines)	39,200	1,183,448
Localiza Rent A CAR (Rail and Road)	38,800	629,711
Petroleo Brasileiro "Petrobras" (ADR) (Oil, Gas and Consumable Fuels)	24,100	2,277,450
Submarino* (Internet and Catalog Retail)	34,200	802,432
Tim Participacoes (Wireless Telecommunication Services)	16,800	625,800
		10,745,533
Chile 1.5%
Banco Santander Chile (ADR) (Commercial Banks)	14,700	732,795
Empresa Nacional de Telecomunicaciones "ENTEL" (Diversified Telecommunication Services)	81,606	806,023
		1,538,818
China 7.4%
Beijing Capital International Airport (Class H) (Transportation Infrastructure)	1,544,000	874,128
China Life Insurance (Class H)* (Insurance)	1,188,000	1,207,219
China Mobile (ADR) (Wireless Telecommunication Services)	60,400	1,485,840
China Power International Development (Independent Power Producers and Energy Traders)	1,848,000	607,712
China Shenhua Energy (Class H) (Oil, Gas and Consumable Fuels)	947,500	1,262,704
Golden Meditech (Health Care Equipment and Supplies)	1,768,000	468,766
Kerry Properties (Real Estate)	207,000	677,135
PetroChina (ADR) (Oil, Gas and Consumable Fuels)	6,500	650,130
Tingyi (Cayman Islands) Holding (Food Products)	860,000	515,674
		7,749,308
Czech Republic 1.4%
Komercni Banka (Commercial Banks)	4,269	632,765
Zentiva (Pharmaceuticals)	17,609	885,251
		1,518,016
Egypt 1.0%
Orascom Telecom Holding (Wireless Telecommunication Services)	15,678	1,003,571
India 6.8%
Associated Cement (Construction Materials)	71,485	924,566
Bharti Tele-Ventures* (Wireless Telecommunication Services)	276,751	2,232,244
Dr. Reddy's Laboratories (ADR) (Pharmaceuticals)	40,000	1,024,000
Hindalco Industries (Metals and Mining)	249,212	936,587
Infosys Technologies (IT Services)	19,207	1,255,777
State Bank of India (GDR) (Commercial Banks)	16,019	739,824
		7,112,998
Indonesia 1.1%
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)	43,100	1,193,008
Israel 2.6%
Bank Hapoalim (Commercial Banks)	148,972	684,169
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	48,200	2,051,633
		2,735,802
Lebanon 0.7%
Banque Audi (GDR) (Commercial Banks)	3,239	298,798
Solidere (GDR)* (Real Estate)	15,903	403,539
		702,337
Malaysia 2.3%
Astro All Asia Networks (Media)	650,500	853,391
Shell Refining (Malaysia) (Oil, Gas and Consumable Fuels)	218,000	593,505
Tenaga Nasional (Electric Utilities)	337,100	953,975
		2,400,871
Mexico 6.5%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	101,100	3,410,103
Controladora Comercial Mexicana (Food and Staples Retailing)	429,300	756,657
Fomento Economico Mexicano (ADR) (Beverages)	10,000	783,400
Grupo Televisa (ADR) (Media)	13,900	1,161,345
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)	119,400	695,962
		6,807,467
Poland 2.0%
Polski Koncern Naftowy Orlen (Oil, Gas and Consumable Fuels)	24,249	492,482
Powszechna Kasa Oszczednosci Bank Polski (Commercial Banks)	93,000	933,865
TVN* (Media)	26,245	676,846
		2,103,193
Russia 3.5%
Gazprom (ADR) (Energy Equipment and Services)	11,854	1,015,505
LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	34,800	2,662,200
		3,677,705
South Africa 9.7%
African Bank Investments (Diversified Financials)	160,645	752,489
AngloGold Ashanti (Metals and Mining)	7,682	470,121
AngloGold Ashanti (ADR) (Metals and Mining)	4,800	293,664
Barloworld (Industrial Conglomerates)	39,142	752,559
Bidvest Group (Industrial Conglomerates)	37,941	630,864
Harmony Gold Mining (ADR)* (Metals and Mining)	39,400	734,022
Imperial Holdings (Air Freight and Logistics)	20,834	518,389
MTN Group (Wireless Telecommunication Services)	102,378	1,064,893
Sasol (Oil, Gas and Consumable Fuels)	61,997	2,532,306
Standard Bank Group (Commercial Banks)	97,874	1,323,246
Truworths International (Specialty Retail)	276,956	1,167,815
		10,240,368
South Korea 14.7%
Hanwha Chemical (Chemicals)	64,440	1,061,872
Hyundai Mobis (Auto Components)	9,970	861,079
Kookmin Bank (Commercial Banks)	25,420	2,025,370
Lotte Shopping (GDR)* (Distributors)	5,000	103,350
Samsung Electronics (Semiconductors and Semiconductor Equipment)	9,318	7,121,011
Shinhan Financial Group (Commercial Banks)	30,420	1,289,229
Shinsegae (Food and Staples Retailing)	3,264	1,720,164
SK (Oil, Gas and Consumable Fuels)	20,200	1,243,589
		15,425,664
Taiwan 14.3%
Advanced Semiconductor Engineering (Semiconductors and Semiconductor Equipment)	1,226,000	1,077,683
Asustek Computer (Computers and Peripherals)	384,700	1,266,706
AU Optronics (ADR) (Electronic Equipment and Instruments)	126,845	1,939,460
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	708,471	1,027,801
China Steel (Metals and Mining)	1,065,000	900,947
Eva Airways (Airlines)	1,407,141	593,985
Eva Airways (Rights)* (Airlines)	1,407,141	-
Far EasTone Telecommunications* (Wireless Telecommunication Services)	551,000	646,126
Hon Hai Precision Industry (Electronic Equipment and Instruments)	176,799	1,198,443
Inventec Appliances (Household Durables)	116,000	838,005
Polaris Securities (Capital Markets)	1,689,000	768,361
Powertech Technology* (Semiconductors and Semiconductor Equipment)	231,000	862,570
Taiwan Semiconductor Manufacturing (Semiconductors and Semiconductor Equipment)	102,416	205,417
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	170,024	1,836,260
United Microelectronics (ADR) (Semiconductors and Semiconductor Equipment)	140,800	461,824
Yuanta Core Pacific Securities* (Capital Markets)	1,980,432	1,353,737
		14,977,325
Thailand 1.0%
PTT Public Company (Oil, Gas and Consumable Fuels)	160,600	1,080,843
True (Rights)* (Diversified Telecommunication Services)	170,524	5,372
		1,086,215
Turkey 3.3%
BIM Birlesik Magazalar* (Food and Staples Retailing)	9,095	278,765
Haci Omer Sabanci Holding (Diversified Financial Services)	122,368	944,562
Tupras-Turkiye Petrol Rafinerileri (Oil, Gas and Consumable Fuels)	47,189	981,967
Turkiye Garanti Bankasi* (Commercial Banks)	276,021	1,274,421
		3,479,715
United Arab Emirates 1.3%
Investcom (GDR)* (Diversified Telecommunication Services)	79,589	1,402,238

Total Common Stocks		97,970,777

Preferred Stocks 3.4%
Brazil 3.4%
Bradespar (Diversified Financial Services)	21,100	714,462
Companhia Energetica de Minas Gerais "CEMIG" (Electric Utilities)	16,100,000	775,595
Petroleo Brasileiro "Petrobras" (ADR) (Oil, Gas and Consumable Fuels)	71,900	1,527,712
Usinas Siderurgicas de Minas Gerais "Usiminas" (Metals and Mining)	16,600	542,652
Total Preferred Stocks		3,560,421

Total Investments 96.7%		101,531,198
Other Assets Less Liabilities 3.3%		3,508,593
Net Assets 100.0%		$105,039,791

Seligman Global Growth Fund January 31, 2006
	Shares	Value
Common Stocks 98.9%
Austria 0.4%
Erste Bank der Oesterreichischen Sparkassen* (Commercial Banks)	3,752	$206,442
Belgium 2.0%
KBC Groep (Commercial Banks)	2,938	295,151
SES Global (FDR) (Media)	40,206	742,395
		1,037,546
Brazil 1.0%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	11,600	594,732
Canada 4.3%
Cameco (Oil, Gas and Consumable Fuels)	9,500	751,260
Inco (Metals and Mining)	12,200	625,616
Suncor Energy (Oil, Gas and Consumable Fuels)	10,400	831,324
		2,208,200
France 1.2%
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	6,631	598,562
Germany 6.0%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	3,647	763,214
Allianz (Insurance)	4,551	733,767
Commerzbank (Commercial Banks)	17,888	608,636
Merck KGaA (Pharmaceuticals)	9,382	978,848
		3,084,465
Greece 0.7%
OPAP (Hotels, Restaurants and Leisure)	9,107	341,855
Ireland 0.7%
Ryanair Holdings (ADR)* (Airlines)	6,300	345,366
Israel 1.2%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	14,700	625,706
Italy 1.6%
UniCredito Italiano (Commercial Banks)	118,461	845,535
Japan 12.0%
Dentsu (Media)	115	389,734
Eisai (Pharmaceuticals)	17,400	742,499
JSR (Chemicals)	19,200	570,352
Mitsubishi UFJ Financial Group (Commercial Banks)	58	837,539
Rakuten (Internet and Catalog Retail)	668	568,621
Seven & I Holdings (Food and Staples Retailing)	11,800	498,194
Sharp (Household Durables)	39,000	712,090
Shinsei Bank (Commercial Banks)	61,000	406,354
SoftBank (Internet Software and Services)	6,100	204,881
Tokyo Electron (Semiconductors and Semiconductor Equipment)	7,200	550,668
Toyota Motor (Automobiles)	7,800	404,454
Yamato Holdings (Air Freight and Logistics)	19,000	327,761
		6,213,147
Mexico 3.0%
America Movil (Class L)(ADR) (Wireless Telecommunication Services)	23,700	799,401
Grupo Televisa (ADR) (Media)	9,300	777,015
		1,576,416
Netherlands 1.5%
ASML Holding* (Semiconductors and Semiconductor Equipment)	35,385	797,462
South Korea 4.0%
Hana Financial Group (Commercial Banks)	8,647	423,991
Hyundai Motor (Automobiles)	5,290	477,684
Lotte Shopping (GDR)* (Distributors)	2,500	51,675
Samsung Electronics (Semiconductors and Semiconductor Equipment)	1,435	1,096,657
		2,050,007
Sweden 1.1%
Telefonaktiebolaget LM Ericsson (B Shares) (Communications Equipment)	156,000	563,210
Switzerland 6.5%
Credit Suisse Group (Commercial Banks)	22,140	1,294,548
Nestle (Food Products)	1,706	500,662
Roche Holding (Pharmaceuticals)	3,348	529,226
UBS (Capital Markets)	9,480	1,031,177
		3,355,613
United Kingdom 10.8%
Anglo American (Metals and Mining)	15,115	581,085
Carphone Warehouse Group (Specialty Retail)	215,179	957,494
EMI Group (Media)	237,933	1,076,067
Kingfisher (Specialty Retail)	65,654	277,442
Reckitt Benckiser (Household Products)	29,767	978,214
Rio Tinto (Metals and Mining)	10,478	535,918
Standard Chartered (Commercial Banks)	48,048	1,192,871
		5,599,091
United States 40.9%
Adobe Systems (Software)	10,200	405,909
American Tower (Class A)* (Wireless Telecommunication Services)	27,800	860,132
Best Buy (Specialty Retail)	8,400	425,544
Boeing (Aerospace and Defense)	7,100	485,001
Cardinal Health (Health Care Providers and Services)	14,100	1,015,764
Corning* (Communications Equipment)	51,300	1,249,155
E*Trade Financial* (Capital Markets)	18,100	430,599
eBay* (Internet and Catalog Retail)	8,500	365,330
Electronic Arts* (Software)	7,700	420,227
Freeport-McMoRan Copper & Gold (Class B) (Metals and Mining)	9,500	610,375
Goldman Sachs Group (Capital Markets)	7,200	1,017,000
Google (Class A)* (Internet Software and Services)	1,800	779,841
Harrah's Entertainment (Hotels, Restaurants and Leisure)	5,200	382,720
Las Vegas Sands* (Hotels, Restaurants and Leisure)	13,300	682,955
Medtronic (Health Care Equipment and Supplies)	12,900	728,463
Microsoft (Software)	32,000	900,960
Monsanto (Chemicals)	6,200	524,582
Monster Worldwide* (Commercial Services and Supplies)	3,100	131,936
Motorola (Communications Equipment)	32,100	728,991
Network Appliance* (Computers and Peripherals)	19,700	615,330
Noble (Energy Equipment and Services)	5,400	434,377
Procter & Gamble (Household Products)	20,300	1,202,369
QUALCOMM (Communications Equipment)	12,700	609,028
SanDisk* (Computers and Peripherals)	4,600	309,649
Schering-Plough (Pharmaceuticals)	26,000	497,900
Schlumberger (Energy Equipment and Services)	5,000	637,250
Sirius Satellite Radio* (Media)	65,700	372,847
SLM (Consumer Finance)	9,000	503,640
Sprint Nextel (Wireless Telecommunication Services)	25,300	579,117
UnitedHealth Group (Health Care Providers and Services)	10,200	606,084
Urban Outfitters* (Specialty Retail)	5,700	155,582
Valero Energy (Oil, Gas and Consumable Fuels)	13,900	867,777
Warner Music Group (Media)	27,600	554,484
XTO Energy (Oil, Gas and Consumable Fuels)	11,200	549,696
Yahoo!* (Internet Software and Services)	16,300	559,823
		21,200,437

Total Investments 98.9%		51,243,792
Other Assets Less Liabilities 1.1%		558,706
Net Assets 100.0%		$51,802,498

Seligman Global Smaller Companies Fund January 31, 2006
	Shares or Warrants		Value
Common Stocks and Warrants 99.5%
Australia 3.0%
Adsteam Marine (Transportation Infrastructure)	519,579	shs.	$737,334
Austal (Machinery)	256,868		416,356
AWB (Food and Staples Retailing)	212,514		812,822
Bendigo Bank (Commercial Banks)	53,065		507,980
Bunnings Warehouse Property Trust (Real Estate)	273,908		397,814
Gloucester Coal (Oil, Gas and Consumable Fuels)	165,352		404,637
Harvey Norman Holdings (Multiline Retail)	172,462		426,687
Mirvac Group (Real Estate)	161,291		495,744
Multiplex Group (Real Estate)	186,584		461,968
MYOB (Software)	937,028		698,503
PaperlinX (Paper and Forest Products)	167,381		434,917
STW Communications Group (Media)	193,374		423,564
			6,218,326
Canada 6.3%
Canaccord Capital (Capital Markets)	86,800		1,417,392
Dundee Real Estate Investment Trust† (Real Estate)	30,000		697,687
Dundee Wealth Management (Capital Markets)	20,500		194,732
Dundee Wealth Management† (Capital Markets)	75,200		714,336
First Quantum Minerals (Metals and Mining)	37,000		1,414,644
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)	18,500		891,330
Grande Cache Coal* (Metals and Mining)	197,300		588,929
OPTI Canada† (Oil, Gas and Consumable Fuels)	37,500		1,480,181
Railpower Technologies* (Machinery)	172,300		869,782
Ritchie Bros. Auctioneers (Commercial Services and Supplies)	21,500		966,425
Sherritt International (Metals and Mining)	104,700		938,490
Synenco Energy* (Oil, Gas and Consumable Fuels)	80,700		1,778,298
Synenco Energy*† (Oil, Gas and Consumable Fuels)	17,794		352,896
Western Oil Sands (Class A)* (Oil, Gas and Consumable Fuels)	27,973		856,098
			13,161,220
China 1.2%
Beijing Capital International Airport (Class H) (Transportation Infrastructure)	1,375,500		778,733
China Oilfield Services (Energy Equipment and Services)	1,765,400		899,425
Sinotrans (Class H) (Air Freight and Logistics)	1,862,700		732,666
			2,410,824
Denmark 0.3%
TrygVesta (Insurance)	10,050		534,277
Finland 0.5%
M-real (B shares) (Paper and Forest Products)	186,700		946,417
France 2.0%
Bacou-Dalloz (Commercial Services and Supplies)	8,640		860,266
bioMerieux (Health Care Equipment and Supplies)	18,590		1,068,841
Cegedim (Health Care Providers and Services)	6,504		576,153
Ipsos (Media)	2,443		360,864
Rhodia* (Chemicals)	479,568		1,290,110
			4,156,234
Germany 4.0%
AWD Holding (Capital Markets)	11,717		401,443
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	43,749		534,927
GEA Group (Chemicals)	105,818		1,632,872
Kontron* (Semiconductors and Semiconductor Equipment)	63,615		686,380
MLP* (Capital Markets)	20,853		508,449
MTU Aero Engines Holdings (Aerospace and Defense)	65,300		2,233,474
Praktiker Bau- und Heimwerkermaerkte Holding* (Specialty Retail)	58,382		1,529,151
SGL Carbon* (Electrical Equipment)	39,662		723,264
			8,249,960
Greece 1.0%
Aries Maritime Transport (Marine)	69,000		896,655
Hellenic Technodomiki Tev (Construction and Engineering)	159,318		1,214,475
			2,111,130
Hong Kong 0.4%
China Power International Development (Energy Traders)	1,474,000		484,723
CITIC International Financial Holdings (Commercial Banks)	1,097,000		443,436
Far East Pharmaceutical Technology* (Pharmaceuticals)	3,008,700		-
			928,159
India 0.4%
Dr. Reddy's Laboratories (ADR) (Pharmaceuticals)	34,000		870,400
Italy 1.2%
Brembo (Auto Components)	111,131		842,616
Permasteelisa (Building Products)	41,050		653,421
Sorin* (Health Care Equipment and Supplies)	442,503		1,032,289
			2,528,326
Japan 17.1%
77 Bank (Commercial Banks)	122,200		919,921
Aiphone (Communications Equipment)	32,900		605,870
Argo Graphics (IT Services)	20,700		670,588
Arnest One (Household Durables)	5,200		131,331
Belluna (Internet and Catalog Retail)	10,750		420,759
Cawachi (Food and Staples Retailing)	6,400		254,350
Chofu Seisakusho (Household Durables)	20,700		462,185
Coca-Cola West Japan (Beverages)	35,000		775,589
Disco (Semiconductors and Semiconductor Equipment)	26,900		1,603,527
Eneserve (Electrical Equipment)	32,400		640,233
Enplas (Electronic Equipment and Instruments)	22,400		594,841
FamilyMart (Food and Staples Retailing)	33,300		1,115,053
Fuji Fire & Marine Insurance (Insurance)	146,400		547,289
Gunma Bank (Commercial Banks)	68,300		497,127
Hakuhodo DY Holdings (Media)	13,000		1,015,172
Hamamatsu Photonics K.K. (Electronic Equipment and Instruments)	31,600		925,549
Hogy Medical (Health Care Equipment and Supplies)	18,100		926,125
Japan Petroleum Exploration (Oil, Gas and Consumable Fuels)	29,900		2,039,203
Kenedix Realty Investment (Real Estate)	52		283,422
Kobayashi Pharmaceutical (Personal Products)	57,200		2,020,370
Matsumotokiyoshi (Food and Staples Retailing)	19,500		594,569
Milbon (Personal Products)	15,940		623,233
Minebea (Machinery)	61,200		366,269
Ministop (Food and Staples Retailing)	26,300		627,402
Mochida Pharmaceutical (Pharmaceuticals)	99,400		958,170
Modec (Energy Equipment and Services)	19,200		571,692
Morinaga (Food Products)	449,500		1,488,982
Obic (IT Services)	6,300		1,469,004
OBIC Business Consultants (Software)	24,100		1,289,469
Optex (Electronic Equipment and Instruments)	11,000		301,435
Ryohin Keikaku (Multiline Retail)	5,500		431,057
Sazaby League (Specialty Retail)	13,200		382,815
Sumisho Computer Systems (Software)	22,200		432,865
Sumitomo Osaka Cement (Construction Materials)	304,800		960,235
Taiyo Ink Manufacturing (Chemicals)	27,500		1,476,478
Takasago International (Chemicals)	191,700		891,708
Toppan Forms (Commercial Services and Supplies)	75,700		1,212,594
Toshiba TEC (Office Electronics)	49,000		277,948
Towa Bank (Commercial Banks)	220,900		622,707
Towa Pharmaceutical (Pharmaceuticals)	22,900		526,732
Uni-Charm (Household Products)	10,400		491,039
Union Tool (Machinery)	28,800		1,851,700
UNY (Food and Staples Retailing)	74,200		1,160,697
			35,457,304
Malaysia 1.4%
AirAsia* (Airlines)	1,279,900		580,152
Resorts World (Hotels, Restaurants and Leisure)	312,000		1,041,749
RHB Capital (Commercial Banks)	926,200		579,586
YTL (Multi-Utilities)	482,800		650,155
			2,851,642
Mexico 0.4%
Grupo Aeroportuario del Sureste (ADR) (Transportation Infrastructure)	23,500		733,200
Netherlands 0.9%
Hagemeyer* (Trading Companies and Distributors)	315,138		1,122,378
Qiagen* (Biotechnology)	70,174		818,514
			1,940,892
New Zealand 0.1%
Kiwi Income Property Trust (Real Estate)	246,732		215,113
South Africa 0.5%
African Rainbow Minerals* (Metals and Mining)	66,874		519,321
Dimension Data Holdings* (IT Services)	666,167		578,216
			1,097,537
South Korea 0.3%
GS Holdings (Oil, Gas and Consumable Fuels)	25,780		717,263
Sweden 1.0%
D. Carnegie (Capital Markets)	43,000		716,535
Medivir (Class B)* (Biotechnology)	27,480		209,856
Munters (Machinery)	39,600		1,147,222
			2,073,613
Switzerland 1.5%
Bachem Holding (Biotechnology)	9,756		582,047
Baloise Holding (Insurance)	10,716		679,172
EMS-Chemie Holding* (Chemicals)	7,409		715,626
Helvetia Patria Holding (Insurance)	5,379		1,222,199
			3,199,044
Thailand 1.3%
Bangkok Expressway (Transportation Infrastructure)	848,100		514,132
Krung Thai Bank (Commercial Banks)	3,142,900		976,858
PTT Chemical PCL (Chemicals)	161,580		361,096
TMB Bank* (Commercial Banks)	7,170,700		913,606
			2,765,692
United Kingdom 7.4%
Benfield Group (Insurance)	142,482		913,363
Bespak (Health Care Equipment and Supplies)	26,395		289,979
Cambridge Antibody Technology Group* (Biotechnology)	72,378		887,218
Cattles (Consumer Finance)	245,818		1,394,437
Dawnay, Day Treveria* (Real Estate)	214,423		307,456
FirstGroup (Road and Rail)	209,596		1,508,466
FKI (Machinery)	463,906		1,056,871
GCap Media (Media)	262,683		1,192,807
Jardine Lloyd Thompson Group (Insurance)	127,063		1,035,219
Luminar (Hotels, Restaurants and Leisure)	59,141		523,279
Maiden Group (Media)	99,100		114,960
Misys (Software)	140,898		611,077
Northern Foods (Food Products)	309,349		746,346
Radstone Technology (Aerospace and Defense)	145,149		602,901
SSL International (Health Care Equipment and Supplies)	181,340		1,010,944
SurfControl* (Software)	48,455		489,271
Travis Perkins (Specialty Retail)	17,527		460,774
Ultra Electronics Holdings (Aerospace and Defense)	30,010		528,378
WH Smith (Specialty Retail)	60,125		426,231
Woolworths Group (Multiline Retail)	623,732		346,887
Yule Catto (Chemicals)	214,750		975,631
			15,422,495
United States 47.3%
Acadia Realty Trust (Real Estate)	46,800		998,244
Adaptec* (Computers and Peripherals)	148,500		807,098
AGCO* (Machinery)	71,200		1,282,312
Alon USA Energy (Oil, Gas and Consumable Fuels)	33,400		720,772
American Commercial Lines*† (Marine)	19,200		639,936
American Home Mortgage Investment (Real Estate)	26,000		743,600
American Reprographics* (Commercial Services and Supplies)	39,600		1,081,080
American Woodmark (Building Products)	7,100		221,520
AmSurg* (Health Care Providers and Services)	32,750		709,529
Applera-Celera Genomics Group* (Biotechnology)	65,000		764,400
Arena Pharmaceuticals* (Biotechnology)	36,600		620,736
ARIAD Pharmaceuticals* (Biotechnology)	176,300		1,087,771
Arlington Tankers (Oil, Gas and Consumable Fuels)	44,000		985,600
Armor Holdings* (Aerospace and Defense)	16,500		786,555
Array BioPharma* (Biotechnology)	120,600		935,856
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	137,100		983,007
Basic Energy Services* (Energy Equipment and Services)	37,500		1,051,875
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Supplies)	16,000		1,078,400
Biosite* (Health Care Equipment and Supplies)	21,500		1,072,527
BISYS Group* (IT Services)	33,500		485,415
Blackbaud (Software)	49,023		843,196
Blount International* (Household Durables)	41,300		662,865
Bronco Drilling* (Energy Equipment and Services)	28,300		893,431
Cabot Oil & Gas (Oil, Gas and Consumable Fuels)	18,450		951,466
Carpenter Technology (Metals and Mining)	11,700		1,059,552
Charming Shoppes* (Specialty Retail)	68,500		832,960
Cleveland-Cliffs (Metals and Mining)	9,500		1,024,575
Corinthian Colleges* (Diversified Consumer Services)	89,500		1,135,755
Credence Systems* (Semiconductors and Semiconductor Equipment)	93,000		812,355
CV Therapeutics* (Biotechnology)	47,300		1,162,634
Denbury Resources* (Oil, Gas and Consumable Fuels)	33,700		1,003,249
DiamondRock Hospitality (Real Estate)	7,100		92,300
DiamondRock Hospitality† (Real Estate)	78,000		1,014,000
Dot Hill Systems* (Computers and Peripherals)	73,500		556,762
Eddie Bauer Holdings* (Specialty Retail)	111,000		1,670,550
EDO (Aerospace and Defense)	25,300		699,039
Education Realty Trust (Real Estate)	95,500		1,244,365
EFJ* (Communications Equipment)	36,700		412,325
Encore Acquisition* (Oil, Gas and Consumable Fuels)	32,750		1,183,912
Encysive Pharmaceuticals* (Biotechnology)	142,300		1,346,158
Energy Partners* (Oil, Gas and Consumable Fuels)	20,000		561,400
Exelixis* (Biotechnology)	107,200		1,151,864
FairPoint Communications (Diversified Telecommunication Services)	125,500		1,477,135
First Republic Bank (Commercial Banks)	26,000		986,960
FirstFed Financial* (Thrifts and Mortgage Finance)	17,500		1,097,250
FreightCar America (Machinery)	17,000		977,075
GameStop (Class A)* (Specialty Retail)	28,100		1,132,711
Gold Kist* (Food Products)	49,000		740,145
GrafTech International* (Electrical Equipment)	149,400		1,116,018
Gray Television (Media)	101,900		902,834
Group 1 Automotive (Specialty Retail)	27,500		948,200
H&E Equipment Services* (Trading Companies and Distributors)	19,800		458,865
HCC Insurance Holdings (Insurance)	36,000		1,118,160
Hercules Offshore* (Energy Equipment and Services)	29,500		1,059,197
Highbury Financial* (Diversified Financial Services)	51,500		319,815
Human Genome Sciences* (Biotechnology)	99,500		1,094,002
Hutchinson Technology* (Computers and Peripherals)	38,600		1,067,676
Imation (Computers and Peripherals)	22,500		1,019,925
Incyte* (Biotechnology)	164,500		835,660
IntercontinentalExchange* (Diversified Financial Services)	29,100		1,478,862
International Rectifier* (Semiconductors and Semiconductor Equipment)	11,000		400,070
Iomega* (Computers and Peripherals)	117,000		297,180
Kansas City Life Insurance (Insurance)	12,500		628,375
KFX* (Oil, Gas and Consumable Fuels)	49,500		994,455
KNBT Bancorp (Thrifts and Mortgage Finance)	40,000		639,800
Leadis Technology* (Semiconductors and Semiconductor Equipment)	85,400		468,419
Lin TV (Class A)* (Media)	88,700		907,401
Maritrans (Oil, Gas and Consumable Fuels)	29,000		761,830
MAXIMUS (IT Services)	20,000		782,400
MedCath* (Health Care Providers and Services)	43,000		830,975
Medical Properties Trust (Real Estate)	39,500		377,620
Medical Properties Trust† (Real Estate)	73,200		699,792
MFA Mortgage Investments (Real Estate)	122,500		793,800
Nasdaq Stock Market* (Diversified Financial Services)	31,000		1,299,055
NBTY* (Personal Products)	66,200		1,369,678
NCI Building Systems* (Building Products)	19,000		963,300
Nuance Communications* (Software)	127,200		1,083,108
optionsXpress Holdings (Capital Markets)	33,100		965,692
OSI Systems* (Electronic Equipment and Instruments)	49,600		1,087,728
Panacos Pharmaceuticals* (Biotechnology)	62,000		575,050
ParkerVision* (Communications Equipment)	127,900		1,123,601
ParkerVision (excercise price $9, expiring 3/11/10)* (Communications Equipment)	10,000	wts.	34,921
Penn Virginia (Oil, Gas and Consumable Fuels)	14,000	shs.	915,880
PFF Bancorp (Thrifts and Mortgage Finance)	33,750		1,068,188
Platinum Underwriters Holdings (Insurance)	33,180		1,016,967
PolyMedica (Health Care Equipment and Supplies)	31,900		1,266,749
Premium Standard Farms (Food Products)	45,300		645,298
RCN* (Media)	31,500		771,120
Regis (Diversified Consumer Services)	27,700		1,073,375
Rentech* (Oil, Gas and Consumable Fuels)	263,500		1,401,820
Rotech Healthcare* (Health Care Providers and Services)	27,800		458,005
Schnitzer Steel Industries (Metals and Mining)	28,600		955,812
SeaChange International* (Communications Equipment)	101,500		842,958
Simpson Manufacturing (Building Products)	19,000		735,110
SpatiaLight* (Electronic Equipment and Instruments)	167,000		378,756
SpatiaLight*† (Electronic Equipment and Instruments)	44,500		100,926
Standard Pacific (Household Durables)	19,900		774,110
Steel Dynamics (Metals and Mining)	23,500		1,090,753
Stone Energy* (Oil, Gas and Consumable Fuels)	27,500		1,375,275
Swift Energy* (Oil, Gas and Consumable Fuels)	11,000		543,620
Syntroleum* (Oil, Gas and Consumable Fuels)	91,980		1,043,513
Sypris Solutions (Aerospace and Defense)	46,400		464,928
TAC Acquisition* (IT Services)	173,500		1,123,413
TAL International Group* (Trading Companies and Distributors)	51,500		1,100,040
Terex* (Machinery)	13,500		951,750
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)	26,800		936,928
United Rentals* (Trading Companies and Distributors)	40,600		1,189,986
Value Line (Media)	8,300		288,840
Western Refining* (Oil, Gas and Consumable Fuels)	43,700		819,375
Wheeling-Pittsburgh* (Metals and Mining)	58,200		863,397
Wright Express* (IT Services)	40,000		1,017,600
Yankee Candle (Household Durables)	34,000		853,400
			98,353,578

Total Investments 99.5%			206,942,646
Other Assets Less Liabilities 0.5%			960,446
Net Assets 100.0%			$207,903,092

Seligman Global Technology Fund January 31, 2006
	Shares	Value
Common Stocks 97.7%
Australia 0.0%
United Customer Management Solutions* (IT Services)	2,282,186	$-
Canada 1.6%
Cognos* (Application Software)	166,100	6,334,223
China 0.4%
Sina* (Internet Software and Services)	67,600	1,572,376
Denmark 0.6%
GN Store Nord (Health Care Equipment and Supplies)	159,800	2,281,581
Finland 2.2%
Nokia (ADR) (Communications Equipment)	309,200	5,683,096
TietoEnator (IT Services)	84,800	3,298,663
		8,981,759
France 2.2%
Alcatel* (Communications Equipment)	162,443	2,177,525
Alcatel (ADR)* (Communications Equipment)	91,700	1,208,166
Atos Origin* (IT Services)	75,356	5,583,390
		8,969,081
Israel 2.3%
Check Point Software Technologies* (Semiconductors and Semiconductor Equipment)	180,100	3,891,961
Ness Technologies* (IT Services)	63,900	737,406
NICE Systems (ADR)* (Communications Equipment)	15,000	790,500
Orbotech* (Electronic Equipment and Instruments)	156,800	3,788,288
		9,208,155
Japan 7.4%
Canon (Office Electronics)	63,800	3,848,412
HOYA (Electronic Equipment and Instruments)	124,700	4,989,442
Keyence (Electronic Equipment and Instruments)	10,200	2,793,387
Konica Minolta Holdings (Office Electronics)	198,000	2,217,219
Murata Manufacturing (Electronic Equipment and Instruments)	28,100	2,032,348
Ohara (Electronic Equipment and Instruments)	37,300	1,846,102
Sanken Electric (Semiconductors and Semiconductor Equipment)	110,000	1,918,735
Sega Sammy Holdings (Leisure Equipment and Products)	59,200	2,121,994
Square Enix (Consumer Software)	88,100	2,341,383
Sumco (Semiconductors and Semiconductor Equipment)	17,900	965,898
Tokuyama (Chemicals)	123,000	2,329,115
Toshiba (Computers and Peripherals)	316,000	2,019,562
		29,423,597
Netherlands 2.7%
ASML Holding (NY shares)* (Semiconductors and Semiconductor Equipment)	277,100	6,261,074
TomTom* (Communications Equipment)	137,545	4,572,323
		10,833,397
South Korea 2.1%
LG Micron* (Electronic Equipment and Instruments)	27,960	1,806,927
Samsung Electronics (Semiconductors and Semiconductor Equipment)	8,540	6,526,447
		8,333,374
Spain 0.1%
Telvent GIT* (IT Services)	50,300	556,821
Sweden 0.5%
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)	54,100	1,973,839
Taiwan 2.7%
Acer (Computers and Peripherals)	410,000	940,178
Asustek Computer (Computers and Peripherals)	382,800	1,260,450
High Tech Computer (Computers and Peripherals)	55,000	1,184,803
Hon Hai Precision Industry (Electronic Equipment and Instruments)	341,838	2,317,170
Taiwan Semiconductor Manufacturing (Semiconductors and Semiconductor Equipment)	1,023,000	2,051,847
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	113,400	1,224,720
United Microelectronics* (Semiconductors and Semiconductor Equipment)	3,444,000	1,968,033
		10,947,201
United Kingdom 2.1%
LogicaCMG (IT Services)	617,300	1,993,869
NETeller* (Diversified Financial Services)	173,807	2,422,438
Sportingbet (Hotels, Restaurants and Leisure)	349,848	2,584,229
Xyratex* (Electronic Equipment and Instruments)	55,500	1,251,525
		8,252,061
United States 70.8%
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	54,100	2,264,626
Amdocs* (IT Services)	581,300	18,717,860
Amphenol (Class A) (Electronic Equipment and Instruments)	108,600	5,520,138
Apple Computer* (Computers and Peripherals)	38,400	2,899,392
Avid Technology* (Computers and Peripherals)	125,200	6,218,058
Beckman Coulter (Health Care Equipment and Supplies)	10,500	625,275
BellSouth (Diversified Telecommunication Services)	68,800	1,979,376
CA (Systems Software)	457,339	12,485,355
Cadence Design Systems* (Technical Software)	418,100	7,377,375
Cisco Systems* (Communications Equipment)	153,400	2,849,405
Citrix Systems* (Application Software)	65,800	2,028,943
Corning* (Communications Equipment)	217,000	5,283,950
Cymer* (Semiconductors and Semiconductor Equipment)	92,300	4,165,960
Digital River* (Internet Software and Services)	176,200	5,904,462
Electronics for Imaging* (Computers and Peripherals)	82,800	2,293,974
EMC* (Computers and Peripherals)	732,300	9,812,820
Expedia* (Internet and Catalog Retail)	87,000	2,265,915
First Data (IT Services)	45,300	2,043,030
Fisher Scientific International* (Health Care Equipment and Supplies)	45,200	3,022,524
Freescale Semiconductor (Class A)* (Semiconductors and Semiconductor Equipment)	37,400	940,984
Google (Class A)* (Internet Software and Services)	4,600	1,992,927
IAC/InterActiveCorp* (Internet and Catalog Retail)	97,800	2,836,200
Integrated Device Technology* (Semiconductors and Semiconductor Equipment)	357,300	4,959,324
International Business Machines (Computers and Peripherals)	63,000	5,121,900
Invitrogen* (Biotechnology)	28,200	1,941,993
Kinetic Concepts* (Health Care Equipment and Supplies)	90,800	3,286,052
Linear Technology (Semiconductors and Semiconductor Equipment)	79,000	2,939,985
Maxim Integrated Products (Semiconductors and Semiconductor Equipment)	206,200	8,463,479
McAfee* (Internet Software and Services)	308,500	7,154,115
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	707,500	20,220,350
Mercury Interactive* (Application Software)	374,900	13,039,022
Microsoft (Application Software)	818,700	23,050,499
Micrus Endovascular* (Health Care Equipment and Supplies)	41,600	396,656
NetFlix* (Internet and Catalog Retail)	161,900	4,444,964
Oracle* (Systems Software)	923,400	11,584,053
QUALCOMM (Communications Equipment)	198,400	9,514,272
Quest Software* (Application Software)	251,300	3,981,848
Red Hat* (Systems Software)	108,900	3,152,110
Seagate Technology* (Computers and Peripherals)	400,600	10,447,648
Silicon Laboratories* (Semiconductors and Semiconductor Equipment)	72,500	3,567,725
Sprint Nextel (Wireless Telecommunication Services)	203,200	4,651,248
Sun Microsystems* (Computers and Peripherals)	456,200	2,059,743
Symantec* (Internet Software and Services)	850,265	15,640,625
Synopsys* (Technical Software)	466,900	10,311,486
Tessera Technologies* (Semiconductors and Semiconductor Equipment)	66,200	2,135,943
Texas Instruments (Semiconductors and Semiconductor Equipment)	64,300	1,879,489
THQ* (Consumer Software)	87,900	2,301,222
Yahoo!* (Internet Software and Services)	116,900	4,014,930
		283,789,230

Total Investments 97.7%		391,456,695
Other Assets Less Liabilities 2.3%		9,215,928
Net Assets 100.0%		$400,672,623

Seligman International Growth Fund January 31, 2006
	Shares or Warrants		Value
Common Stocks and Warrants 98.0%
Argentina 0.6%
Tenaris (ADR) (Energy Equipment and Services)	3,500	shs.	$568,575
Australia 0.4%
Toll Holdings (Road and Rail)	39,906		342,574
Austria 0.6%
Erste Bank der Oesterreichischen Sparkassen* (Commercial Banks)	9,449		519,903
Belgium 2.7%
KBC Groep (Commercial Banks)	8,680		871,991
SES Global (FDR) (Media)	82,343		1,520,446
			2,392,437
Brazil 1.0%
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)	16,900		866,463
Canada 6.4%
Cameco (Oil, Gas and Consumable Fuels)	13,800		1,091,304
Inco (Metals and Mining)	21,400		1,097,392
Petro-Canada (Oil, Gas and Consumable Fuels)	9,700		464,200
Research In Motion* (Communications Equipment)	11,100		749,472
SNC-Lavalin Group (Construction and Engineering)	11,087		766,517
Suncor Energy (Oil, Gas and Consumable Fuels)	18,200		1,454,818
			5,623,703
France 14.5%
Alstom* (Electrical Equipment)	14,297		1,086,075
Altran Technologies* (IT Services)	50,640		686,261
Dassault Systemes (Software)	28,590		1,715,425
Essilor International (Health Care Equipment and Supplies)	9,726		849,536
Eutelsat Communications* (Media)	11,531		180,753
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	12,610		1,138,269
PPR (Multiline Retail)	6,541		763,244
Publicis Groupe (Media)	34,283		1,293,154
Total (Oil, Gas and Consumable Fuels)	4,763		1,316,478
Unibail (Real Estate)	7,419		1,094,226
Vallourec (Machinery)	1,275		894,494
Veolia Environnement* (Multi-Utilities)	33,480		1,699,191
			12,717,106
Germany 8.8%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)	6,705		1,403,167
Allianz (Insurance)	8,793		1,417,714
Commerzbank (Commercial Banks)	39,377		1,339,795
Deutsche Boerse (Diversified Financial Services)	3,953		499,992
Hypo Real Estate Holding (Thrift and Mortgage Finance)	6,737		439,575
Merck KGaA (Pharmaceuticals)	19,104		1,993,169
Siemens (Industrial Conglomerates)	7,064		644,223
			7,737,635
Greece 0.7%
OPAP (Hotels, Restaurants and Leisure)	16,531		620,534
Hong Kong 0.6%
Shun TAK Holdings (Real Estate)	488,000		538,425
India 0.6%
Bharti Tele-Ventures (exercise price of $0.934, expiring 1/19/09)*
(Wireless Telecommunication Services)	69,500	wts.	563,471
Ireland 0.7%
Ryanair Holdings (ADR)* (Airlines)	11,400	shs.	624,948
Israel 1.4%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	28,100		1,196,077
Italy 2.7%
Eni (Oil, Gas and Consumable Fuels)	33,146		1,005,487
UniCredito Italiano (Commercial Banks)	197,530		1,409,904
			2,415,391
Japan 21.3%
Dentsu (Media)	258		874,359
Eisai (Pharmaceuticals)	26,500		1,130,818
Fanuc (Machinery)	6,700		589,004
JSR (Chemicals)	48,100		1,428,851
JTEKT (Machinery)	38,200		726,838
Keyence (Electronic Equipment and Instruments)	2,100		575,109
Komatsu (Machinery)	34,000		626,431
Matsushita Electric Industrial (Household Durables)	25,000		543,971
Mitsubishi UFJ Financial Group (Commercial Banks)	107		1,545,115
Nippon Electric Glass (Electronic Equipment and Instruments)	72,000		1,885,545
Rakuten (Internet and Catalog Retailing)	1,356		1,154,267
Seven & I Holdings (Food and Staples Retailing)	28,000		1,182,155
Sharp (Household Durables)	86,000		1,570,249
Shinsei Bank (Commercial Banks)	106,000		706,124
Shionogi (Pharmaceuticals)	11,000		165,966
SoftBank (Internet Software and Services)	10,300		345,946
Tokyo Electron (Semiconductors and Semiconductor Equipment)	15,400		1,177,818
Toyota Motor (Automobiles)	30,700		1,591,888
Yamato Holdings (Air Freight and Logistics)	50,000		862,529
			18,682,983
Mexico 3.7%
America Movil (Class L)(ADR) (Wireless Telecommunication Services)	47,600		1,605,548
Grupo Televisa (ADR) (Media)	19,900		1,662,645
			3,268,193
Netherlands 3.4%
ASML Holding* (Semiconductors and Semiconductor Equipment)	59,151		1,333,069
Numico (Food Products)	16,786		762,960
Philips Electronics (Household Durables)	27,567		930,881
			3,026,910
South Korea 3.6%
Hana Financial Group (Commercial Banks)	17,992		882,208
Lotte Shopping (GDR)* (Distributors)	4,200		86,814
Samsung Electronics (Semiconductors and Semiconductor Equipment)	2,910		2,223,883
			3,192,905
Spain 1.0%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	43,655		881,546
Sweden 1.2%
Telefonaktiebolaget LM Ericsson (B Shares) (Communications Equipment)	286,000		1,032,551
Switzerland 9.9%
Credit Suisse Group (Commercial Banks)	37,496		2,192,429
Kuehne & Nagel International (Marine)	2,969		833,446
Logitech International* (Computers and Peripherals)	18,548		788,727
Nestle (Food Products)	3,155		925,902
Roche Holding (Pharmaceuticals)	10,135		1,602,062
Swatch Group (Textiles, Apparel and Luxury Goods)	18,408		602,785
UBS (Capital Markets)	15,730		1,711,013
			8,656,364
Taiwan 1.1%
Chi Mei Optoelectronics (Electronic Equipment and Instruments)	643,000		932,821
United Kingdom 11.1%
Anglo American (Metals and Mining)	23,042		885,832
Carphone Warehouse Group (Specialty Retail)	342,950		1,526,044
EMI Group (Media)	390,242		1,764,893
Kingfisher (Specialty Retail)	273,026		1,153,758
Reckitt Benckiser (Household Products)	42,098		1,383,439
Rio Tinto (Metals and Mining)	15,930		814,772
Standard Chartered (Commercial Banks)	91,001		2,259,251
			9,787,989

Total Investments 98.0%			86,189,504
Other Assets Less Liabilities 2.0%			1,720,720
Net Assets 100.0%			$87,910,224

Seligman Global Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
January 31, 2006

___________________
ADR - American Depositary Receipts.
FDR - Fiduciary Depositary Receipts.
GDR - Global Depositary Receipts.
* Non-income producing security.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

1.
Organization - Seligman Global Fund Series, Inc. consists of five separate Funds: Seligman Emerging Markets Fund (“Emerging Markets Fund”), Seligman Global Growth Fund (“Global Growth Fund”), Seligman Global Smaller Companies Fund (“Global Smaller Companies Fund”), Seligman Global Technology Fund (“Global Technology Fund”), and Seligman International Growth Fund (“International Growth Fund”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has authorized the use of a third party pricing service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At January 31, 2006, each Fund’s cost of investments for federal income tax purposes was as follows:

Fund	Tax Basis Cost
Emerging Markets Fund	$72,749,969
Global Growth Fund	43,514,884
Global Smaller Companies Fund	172,639,774
Global Technology Fund	356,594,111
International Growth Fund	71,122,757

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Fund	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Fund	$28,960,051	$178,822	$28,781,229
Global Growth Fund	8,198,712	469,804	7,728,908
Global Smaller Companies Fund	45,120,722	10,817,850	34,302,872
Global Technology Fund	50,077,653	15,215,069	34,862,584
International Growth Fund	15,620,544	553,797	15,066,747

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: March 29, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: March 29, 2006

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.